Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - WESCO DISTRIBUTION, INC. RETIREMENT SAVINGS PLAN - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Statement of Change in Net Asset Available for Benefit [Abstract]
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	$ 19,499,572	$ 14,569,465
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	273,485,827	233,163,157
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Note Receivable from Participant	1,979,199	1,560,743
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	20,073,602	16,461,650
EBP, Change in Net Asset Available for Benefit, Increase	483,054,593	417,026,646
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	203,061,836	202,528,600
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	1,474,854	1,265,618
EBP, Change in Net Asset Available for Benefit, Decrease	204,536,690	203,794,218
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) before transfers	278,517,903	213,232,428
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	302,825,462	199,458,250
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan	24,307,559	(13,774,178)
EBP, Net Asset Available for Benefit	2,218,254,822	1,915,429,360	$ 1,715,971,110
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Excluding Rollover	110,784,221	99,723,931
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash and Noncash	57,232,172	51,547,700
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	19,499,572	14,569,465
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	273,485,827	233,163,157
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Note Receivable from Participant	1,979,199	1,560,743
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	20,073,602	16,461,650
EBP, Change in Net Asset Available for Benefit, Increase	483,054,593	417,026,646
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	203,061,836	202,528,600
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	1,474,854	1,265,618
EBP, Change in Net Asset Available for Benefit, Decrease	204,536,690	203,794,218
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) before transfers	278,517,903	213,232,428
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan	24,307,559	(13,774,178)
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	302,825,462	199,458,250
EBP, Net Asset Available for Benefit	2,218,254,822	1,915,429,360	$ 1,715,971,110
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Excluding Rollover	110,784,221	99,723,931
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash and Noncash	$ 57,232,172	$ 51,547,700